UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, New York  10017


Form 13F File Number: 028-7484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  (212) 973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:             111

Form 13F Information Table Value Total:  $    4,018,546
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-14000             DME Capital Management, LP
----  --------------------  ----------------------------------------------------
3     028-13259             Greenlight Masters, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM            037833100  189,825    668,986 SH       SOLE                   668,986      0    0
APPLE INC                    COM            037833100   33,795    119,100 SH       SOLE       1           119,100      0    0
APPLE INC                    COM            037833100   14,021     49,414 SH       SOLE       2            49,414      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105  101,449  3,350,367 SH       SOLE                 3,350,367      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105   16,575    547,378 SH       SOLE       1           547,378      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    7,335    242,255 SH       SOLE       2           242,255      0    0
BECTON DICKINSON & CO        COM            075887109  112,321  1,515,805 SH       SOLE                 1,515,805      0    0
BECTON DICKINSON & CO        COM            075887109   10,700    144,400 SH       SOLE       1           144,400      0    0
BECTON DICKINSON & CO        COM            075887109    8,136    109,795 SH       SOLE       2           109,795      0    0
BECTON DICKINSON & CO        COM            075887109    1,964     26,500 SH       SOLE       3            26,500      0    0
BIOFUEL ENERGY CORP          COM            09064Y109   11,534  5,795,756 SH       SOLE                 5,795,756      0    0
BIOFUEL ENERGY CORP          COM            09064Y109    2,880  1,447,443 SH       SOLE       1         1,447,443      0    0
BIOFUEL ENERGY CORP          COM            09064Y109      595    298,905 SH       SOLE       2           298,905      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103   49,063  2,145,300 SH       SOLE                 2,145,300      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    7,988    349,300 SH       SOLE       1           349,300      0    0
BROADRIDGE FINL SOLUTIONS IN COM            11133T103    3,554    155,400 SH       SOLE       2           155,400      0    0
CARDINAL HEALTH INC          COM            14149Y108  172,531  5,221,893 SH       SOLE                 5,221,893      0    0
CARDINAL HEALTH INC          COM            14149Y108   29,484    892,366 SH       SOLE       1           892,366      0    0
CARDINAL HEALTH INC          COM            14149Y108   12,414    375,741 SH       SOLE       2            60,500      0    0
CARDINAL HEALTH INC          COM            14149Y108    1,999     60,500 SH       SOLE       3           375,741      0    0
CAREFUSION CORP              COM            14170T101  261,681 10,534,670 SH       SOLE                10,534,670      0    0
CAREFUSION CORP              COM            14170T101   48,163  1,938,924 SH       SOLE       1         1,938,924      0    0
CAREFUSION CORP              COM            14170T101   19,596    788,880 SH       SOLE       2           112,250      0    0
CAREFUSION CORP              COM            14170T101    2,788    112,250 SH       SOLE       3           788,880      0    0
CIT GROUP INC                COM NEW        125581801  342,636  8,393,835 SH       SOLE                 8,393,835      0    0
CIT GROUP INC                COM NEW        125581801   61,345  1,502,818 SH       SOLE       1         1,502,818      0    0
CIT GROUP INC                COM NEW        125581801   24,646    603,776 SH       SOLE       2            90,000      0    0
CIT GROUP INC                COM NEW        125581801    3,674     90,000 SH       SOLE       3           603,776      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104   98,145  9,258,985 SH       SOLE                 9,258,985      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104    7,950    750,000 SH       SOLE       1           750,000      0    0
EINSTEIN NOAH REST GROUP INC COM            28257U104    7,680    724,484 SH       SOLE       2           724,484      0    0
EMPLOYERS HOLDINGS INC       COM            292218104   32,307  2,048,652 SH       SOLE                 2,048,652      0    0
EMPLOYERS HOLDINGS INC       COM            292218104    2,126    134,800 SH       SOLE       1           134,800      0    0
EMPLOYERS HOLDINGS INC       COM            292218104    2,232    141,548 SH       SOLE       2           141,548      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303   16,601  1,382,290 SH       SOLE                 1,382,290      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    3,082    256,652 SH       SOLE       1           256,652      0    0
ENERGY PARTNERS LTD          COM NEW        29270U303    1,207    100,532 SH       SOLE       2           100,532      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109  322,115  7,201,315 SH       SOLE                 7,201,315      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   57,241  1,279,700 SH       SOLE       1         1,279,700      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   23,733    530,589 SH       SOLE       2           530,589      0    0
EVEREST RE GROUP LTD         COM            G3223R108   68,127    787,864 SH       SOLE                   787,864      0    0
EVEREST RE GROUP LTD         COM            G3223R108   11,752    135,907 SH       SOLE       1           135,907      0    0
EVEREST RE GROUP LTD         COM            G3223R108    4,901     56,674 SH       SOLE       2            56,674      0    0
FIFTH STREET FINANCE CORP    COM            31678A103   17,475  1,568,679 SH       SOLE                 1,568,679      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    6,468    580,635 SH       SOLE       1           580,635      0    0
FIFTH STREET FINANCE CORP    COM            31678A103    1,506    135,178 SH       SOLE       2           135,178      0    0
FLAGSTAR BANCORP INC         COM            337930101    2,405  1,321,216 SH       SOLE                 1,321,216      0    0
FLAGSTAR BANCORP INC         COM            337930101      424    233,080 SH       SOLE       1           233,080      0    0
FLAGSTAR BANCORP INC         COM            337930101      174     95,702 SH       SOLE       2            95,702      0    0
FOSTER WHEELER AG            COM            H27178104   70,262  2,872,546 SH       SOLE                 2,872,546      0    0
FOSTER WHEELER AG            COM            H27178104   12,624    516,111 SH       SOLE       1           516,111      0    0
FOSTER WHEELER AG            COM            H27178104    5,010    204,815 SH       SOLE       2           204,815      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101    4,421    391,911 SH       SOLE                   391,911      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      782     69,300 SH       SOLE       1            69,300      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101      325     28,789 SH       SOLE       2            28,789      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102   38,775  5,061,998 SH       SOLE                 5,061,998      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102    9,552  1,247,046 SH       SOLE       1         1,247,046      0    0
HEALTH MGMT ASSOC INC NEW    CL A           421933102    1,763    230,197 SH       SOLE       2           230,197      0    0
HEALTH NET INC               COM            42222G108   76,381  2,809,174 SH       SOLE                 2,809,174      0    0
HEALTH NET INC               COM            42222G108   13,352    491,046 SH       SOLE       1           491,046      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
HEALTH NET INC               COM            42222G108    5,496    202,117 SH       SOLE       2           202,117      0    0
INGRAM MICRO INC             CL A           457153104   23,644  1,402,386 SH       SOLE                 1,402,386      0    0
INGRAM MICRO INC             CL A           457153104    4,348    257,900 SH       SOLE       1           257,900      0    0
INGRAM MICRO INC             CL A           457153104    1,772    105,100 SH       SOLE       2           105,100      0    0
M D C HLDGS INC              COM            552676108    1,639     56,457 SH       SOLE                    56,457      0    0
M D C HLDGS INC              COM            552676108      283      9,740 SH       SOLE       1             9,740      0    0
M D C HLDGS INC              COM            552676108      120      4,127 SH       SOLE       2             4,127      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100  116,349  2,080,259 SH       SOLE                 2,080,259      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100   19,665    351,600 SH       SOLE       1           351,600      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100    8,474    151,512 SH       SOLE       2           151,512      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   50,272  4,574,382 SH       SOLE                 4,574,382      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    7,934    721,935 SH       SOLE       1           721,935      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    3,615    328,918 SH       SOLE       2            30,000      0    0
MI DEVS INC                  CL A SUB VTG   55304X104      330     30,000 SH       SOLE       3           328,918      0    0
MICROSOFT CORP               COM            594918104  150,062  6,127,478 SH       SOLE                 6,127,478      0    0
MICROSOFT CORP               COM            594918104   26,545  1,083,900 SH       SOLE       1         1,083,900      0    0
MICROSOFT CORP               COM            594918104   10,998    449,064 SH       SOLE       2           449,064      0    0
NCR CORP NEW                 COM            62886E108  125,266  9,190,476 SH       SOLE                 9,190,476      0    0
NCR CORP NEW                 COM            62886E108   21,978  1,612,500 SH       SOLE       1         1,612,500      0    0
NCR CORP NEW                 COM            62886E108    9,073    665,682 SH       SOLE       2           665,682      0    0
NVR INC                      COM            62944T105   65,503    101,158 SH       SOLE                   101,158      0    0
NVR INC                      COM            62944T105   10,160     15,690 SH       SOLE       1            15,690      0    0
NVR INC                      COM            62944T105    4,631      7,152 SH       SOLE       2             7,152      0    0
ORITANI FINL CORP            COM            68633D103    1,597    159,992 SH       SOLE                   159,992      0    0
ORITANI FINL CORP            COM            68633D103      282     28,300 SH       SOLE       1            28,300      0    0
ORITANI FINL CORP            COM            68633D103      117     11,708 SH       SOLE       2            11,708      0    0
PFIZER INC                   COM            717081103  321,708 18,736,608 SH       SOLE                18,736,608      0    0
PFIZER INC                   COM            717081103   50,423  2,936,693 SH       SOLE       1         2,936,693      0    0
PFIZER INC                   COM            717081103   23,245  1,353,797 SH       SOLE       2           127,000      0    0
PFIZER INC                   COM            717081103    2,181    127,000 SH       SOLE       3         1,353,797      0    0
RALCORP HLDGS INC NEW        COM            751028101   83,647  1,430,349 SH       SOLE                 1,430,349      0    0
RALCORP HLDGS INC NEW        COM            751028101   13,562    231,900 SH       SOLE       1           231,900      0    0
RALCORP HLDGS INC NEW        COM            751028101    6,059    103,605 SH       SOLE       2           103,605      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105   22,822  2,756,225 SH       SOLE                 2,756,225      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    3,787    457,327 SH       SOLE       1           457,327      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    1,650    199,248 SH       SOLE       2           199,248      0    0
SYMMETRICOM INC COM          COM            871543104    8,050  1,407,333 SH       SOLE                 1,407,333      0    0
SYMMETRICOM INC COM          COM            871543104    1,149    200,800 SH       SOLE       1           200,800      0    0
SYMMETRICOM INC COM          COM            871543104      582    101,713 SH       SOLE       2           101,713      0    0
TRANSATLANTIC HLDGS INC      COM            893521104   49,817    980,273 SH       SOLE                   980,273      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    7,793    153,340 SH       SOLE       1           153,340      0    0
TRANSATLANTIC HLDGS INC      COM            893521104    3,613     71,087 SH       SOLE       2            71,087      0    0
TRAVELERS COMPANIES INC      COM            89417E109   89,627  1,720,288 SH       SOLE                 1,720,288      0    0
TRAVELERS COMPANIES INC      COM            89417E109   15,019    288,267 SH       SOLE       1           288,267      0    0
TRAVELERS COMPANIES INC      COM            89417E109    6,446    123,717 SH       SOLE       2           123,717      0    0
VERIGY LTD                   SHS            Y93691106   19,762  2,430,791 SH       SOLE                 2,430,791      0    0
VERIGY LTD                   SHS            Y93691106    2,711    333,400 SH       SOLE       1           333,400      0    0
VERIGY LTD                   SHS            Y93691106    1,429    175,809 SH       SOLE       2           175,809      0    0
XEROX CORP                   COM            984121103  111,763 10,798,368 SH       SOLE                10,798,368      0    0
XEROX CORP                   COM            984121103   19,770  1,910,109 SH       SOLE       1         1,910,109      0    0
XEROX CORP                   COM            984121103    8,192    791,523 SH       SOLE       2           791,523      0    0


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